Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Principal of Consolidation

Basis of Presentation and Principal of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions have been eliminated in consolidation. Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors. Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Use of estimates

Use of estimates

The preparation of financial statements and related disclosures in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in facts and circumstances may cause the Company to revise its estimates. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Significant estimates and assumptions made by management include the determination of:

●	Allowance for current expected credit losses of accounts receivable;
●	Discount rates used in lease accounting;
●	Useful lives and residual value of property, plant and equipment and intangible assets; and
●	Fair value of Underwriters’ warrants issued.

Going concern

Going concern

According to Accounting Standards Codification (“ASC”) 205-40, Presentation of Financial Statements - Going Concern (“ASC 205-40”), management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. This evaluation initially does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued.

The consolidated financial statements have been prepared in accordance with U.S. GAAP on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.

For the year ended December 31, 2025, the Company incurred a net loss of US$1.9 million and used net cash in operating activities of approximately US$3.6 million. As of December 31, 2025, the Company had an accumulated deficit of US$1.1 million. These conditions, considered in the aggregate, raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date these consolidated financial statements are issued.

Management is pursuing plans to expand the Company’s customer base and generate additional revenues, while continuing to monitor and control operating expenses. The Company is also seeking to raise additional working capital through borrowings the banks and shareholders, as well as through equity financing, to support its operations. However, there can be no assurance that the Company will be able to obtain such financing on acceptable terms, or at all, or that these plans and arrangements, if implemented, will be sufficient to fund the Company’s capital expenditures, working capital needs, and other requirements, as they become due. After consideration of management’s plans, substantial doubt about the Company’s ability to continue as a going concern has not been alleviated.

The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty. If the Company is unable to continue as a going concern, material adjustments to the consolidated financial statements could be required.

Foreign currency and foreign currency translation

Foreign currency and foreign currency translation

The Company’s functional and reporting currency is the United States dollar (“US$”). The functional currency of PFAI and PFI is the Canadian dollar (“CAD”), while the functional currency of PFA HK, PFT HK and Dingfengzhipin is the US$.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currency at the prevailing rates of exchange at the balance date. The resulting exchange differences are reported in the consolidated statements of operations.

For translating into the reporting currency of the Company, assets and liabilities are translated into the reporting currency at the rates of exchange prevailing at the balance sheet date. Equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and the consolidated statements of comprehensive income.

The following are the exchange rates that were used in translating the Company’s subsidiary’s financial statements in the consolidated financial statements:

	December 31, 2025	December 31, 2024
Year-end spot rate	US$1=CAD1.3706	US$1=CAD1.4389
Average rate	US$1=CAD1.3978	US$1=CAD1.3698

Foreign currency risk

Foreign currency risk

Foreign currency risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the respective functional currencies of the Company’s subsidiaries.

The Company does not currently use derivative financial instruments to mitigate its exposure to foreign currency risk, nor has it entered into foreign exchange contracts to hedge against gains or losses arising from foreign exchange fluctuations.

During the year ended December 31, 2025, the Company recognized a foreign exchange gain of US$96,452, primarily attributable to PFI, compared to a foreign exchange loss of US$142,083 for the year ended December 31, 2024. These amounts reflect the remeasurement of monetary assets and liabilities denominated in foreign currencies to the PFI’s CAD functional currency.

Interest rate risk

Interest rate risk

The Company’s interest rate risk management objective is to minimize financial costs and uncertainties associated with interest rate changes. The Company currently does not have any borrowing subject to floating interest rates. The Company’s exposure to interest rate risk primarily relates to the potential changes in interest rates upon the renewal of its current bank loan, which will mature in 2027 and bears fixed interest rate of 4.77%.

Liquidity risk

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Liquidity management is performed by management based on cash flow forecasts which are prepared on a rolling basis and focuses mainly on ensuring that the Company has sufficient cash to meet its operational needs. As of December 31, 2025, the Company had US$0.9 million of cash on hand, with current liabilities amounting to US$2.4 million. Historically, the Company has satisfied its liquidity requirements through equity issuances, bank borrowings, and advances from related parties. The Company’s ability to continue to meet its obligations is dependent, in part, on its ability to obtain additional financing, as further discussed in Going Concern.

Cash	Cash Cash consists of cash held in banks, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use.
Certain risks and concentration

Certain risks and concentration

The Company’s financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, accounts receivable and loan receivable. As of December 31, 2025, all of the Company’s cash were held in major financial institutions located in Canada, Hong Kong and US (2024: in Canada and US).

During the year ended December 31, 2025, the Company’s top three customers, accounted for approximately 36%, 29% and 18% of the Company’s total revenue. During the year ended December 31, 2024, the top three customers accounted for approximately 37%, 31% and 26% of the total revenue. During the year ended December 31, 2023, top three customers accounted for approximately 53%, 16% and 12% of the total revenue. During the year ended December 31, 2025, the Company continued its strategic transition from primarily serving individual household (consumer) users to focusing on commercial and enterprise customers. Cost of sales mainly consisted of model purchase cost, amortization and depreciation, contractor fees and payroll expenses, and the Company’s top supplier accounted for 47% of its total purchases. During the year ended December 31, 2024, the Company’s top supplier accounted for 90% of its total purchases. During the year ended December 31, 2023, the Company’s top supplier accounted for 84% of its total purchases.

As of December 31, 2025, the Company’s three distributors accounted for 31% of the total gross balance of accounts receivable. As of December 31, 2024, the Company’s three distributors accounted for 99% of the total gross balance of accounts receivable. As of December 31, 2023, the Company’s three distributors accounted for 98% of the total gross balance of accounts receivable.

As of December 31, 2025, the top supplier accounted for 59% of the total balance of accounts payable. As of December 31, 2024, the top supplier accounted for 56% of the total balance of accounts payable. As of December 31, 2023, the top supplier accounted for 51% of the total balance of accounts payable.

Accounts receivable

Accounts receivable

The Company’s receivables are recorded when billed and represent amounts owed by third-party customers. The carrying value of the Company’s receivables, net of the allowance for current expected credit loss, represents their estimated net realizable value. The Company evaluates the allowance for current expected credit loss of accounts receivable on a loss rate method based on historical information adjusted for current conditions and future estimated economic performance. The Company offers standard credit term of 180 days to its distributor customers. For other non-distributor customers, the Company normally offers the credit term of 30 days to 60 days upon invoice submissions. As of the date the consolidated financial statements were issued, 38% of the accounts receivable at December 31, 2025 have been collected.

Allowance for current expected credit losses

Allowance for current expected credit losses

The Company estimates the allowance for current expected credit loss for receivables that share similar risk characteristics based on a collective assessment using a combination of measurement models and management judgment. The models consider factors such as historical trends in allowance for current expected credit loss , recent portfolio performance, and forward-looking macroeconomic conditions. If the Company does not believe the models reflect lifetime expected allowance for current expected credit loss for the portfolio, an adjustment is made to reflect management judgment regarding qualitative factors, including economic uncertainty, observable changes in portfolio performance, and other relevant factors.

For the year ended December 31, 2025, a provision for current expected credit loss of US$150,814 was recognized (2024: US$94,835).

Contract liabilities

Contract liabilities

Contract liabilities represent the Company’s obligation to transfer goods or services to a customer for which the Company has received consideration from the customer. These liabilities are recognized as revenue when the Company performs under the contract.

Inventories

Inventories

Inventory consists of smart farming systems and is recorded at the lower of cost (weighted average cost method) or net realizable value. The Company periodically reviews the value of items in inventory and provides write-downs or write-offs of inventory based on its assessment of market conditions. Write-downs and write-offs are charged to cost of sales.

During the year ended December 31, 2025, the Company recorded an inventory write-down of US$40,063 (2024: nil), reflecting the obsolescence of certain inventories following a net realizable value assessment, in connection with the Company’s strategic business shift.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are recorded at cost, less accumulated depreciation and impairment. Depreciation of property, plant and equipment is calculated on a declining balance and straight-line basis, after consideration of expected useful lives and estimated residual values. Land is not depreciated. The estimated annual deprecation rates of these assets are generally as follows:

Category	Depreciation method	Residual value rate	Useful lives
Furniture and equipment	Declining balance	0%	5 years
Office equipment	Declining balance	0%	5 years
Computers	Straight-line	0%	3 years
AI hardware	Straight-line	0%	3 years
Leasehold improvements	Straight-line	0%	Shorter of lease term or 5 years
Building	Declining balance	0%	25 years

Expenditures for maintenance and repairs are expensed as incurred. Gains and losses on disposals are the differences between net sales proceeds and carrying amounts of the relevant assets and are recognized in the consolidated statements of operations and comprehensive income.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets, such as property, plant and equipment, and definite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of the assets may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Company compares the undiscounted expected future cash flows to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment charge is recognized to the extent the carrying amount of the asset or asset group exceeds the fair value. Fair values of long-lived assets are determined through various techniques, such as applying probability weighted, expected present value calculations to the estimated future cash flows using assumptions a market participant would utilize or through the use of a third-party independent appraiser or valuation specialist. During the year ended December 31, 2025, the Company recorded an impairment loss of long-lived assets of US$117,451 (2024: nil).

Intangible assets

Intangible assets

The Company acquired or developed various intangible assets including smart farming applications, computer software, trademark and AI software. The Company capitalized qualifying internal-use software development costs, primarily related to its computer software and AI software. The development costs primarily consist of fees paid to third parties for services provided to develop the software during the application development stage. The Company ceases to capitalize such costs when the software is substantially complete and ready for its intended use. Capitalized costs are included in intangible assets, net on the consolidated balance sheets.

Intangible assets are stated at cost less accumulated amortization and impairment. The straight-line amortization method is used to compute amortization over the estimated useful lives of the assets, as follows:

Category	Residual value rate	Useful lives
Smart farming applications	0%	3 years
Computer software	0%	3 years
Trademark	0%	3 years
AI software	0%	3 years

Research and development costs

Research and development costs

Research and development costs are expensed as incurred and include expenditures for activities that involve a plan or design for producing new or significantly improved products and processes. For the year ended December 31, 2025, US$171,972 research and development costs were incurred (2024: US$55,001).

Deferred offering costs

Deferred offering costs

Deferred offering costs consist of specific expenses directly attributable to the company’s initial public offering, including legal, accounting, printing, underwriter fees and filing fees. These costs are capitalized as incurred in accordance with the guidance under ASC 340-10-S99-1. On April 23, 2025, the Company completed its initial public offering of 1,800,000 Class A common shares, par value of US$0.00005 per share at a price of US$4.00 per share for aggregate gross proceeds of US$7,200,000. Offering costs, consisting primarily of underwriting discounts, legal, accounting, and other professional fees, totaled $1,935,834 and were recorded as a reduction to additional paid-in capital in accordance with ASC 340-10-S99-1.

Revenue recognition

Revenue recognition

During the three years ended December 31, 2025, the Company’s revenue was primarily generated from: i) sales of physical smart farming systems to distributors; (ii) sales of customized hydroponic planting container equipment; (iii) construction services of vertical farm projects; (iv) smart farming consulting services; (v) farming as a service (“FaaS services”); (vi) sale of ginseng products; and (vii) ginseng product consulting services.

The Company recognizes revenue when performance obligations under the terms of a contract with its customer are satisfied. In evaluating the timing of the transfer of control of products to customers, the Company considers several control indicators, including significant risks and rewards of products, the Company’s right to payment, and the legal title of the products.

Sales of physical smart farming systems to distributors, contain one integrated performance obligation consisting of: i) supply of the smart farming system to a distributor and ii) supply of the materials required for the first six-month period FaaS services to be performed by the distributor. Based on the agreements signed with its distributors, the Company’s responsibility is to deliver each smart farming system and the materials required for the first six-month period of FaaS services as a package to the distributor. The distributor is responsible for providing the FaaS services to the end customer. After the package is delivered to the distributor, the Company’s performance obligation is considered fulfilled. Revenue for this integrated performance obligation is recognized at the point in time when the control of the smart farming package is transferred to the distributor.

There are no specific product warranty terms written in the sales agreements between the Company and the distributors. However, the Company and the distributors have orally agreed that the Company will provide a one-year replacement warranty for the smart-farming systems. For any defects and quality issues related to the smart farming system within the one-year period, we will replace the defective unit instead of repairing it. This one-year replacement is not a warranty separately purchased by the customers nor does it provide a service in addition to the assurance of the functionality of original products. The replacement warranty is therefore accounted for as a warranty based on ASC 460. The estimated warranty liability was immaterial as of December 31, 2025.

After the first six-month FaaS service period, a customer can choose to continue to purchase extended FaaS services at additional cost. The extended FaaS services will continue to be performed by the local distributor. The Company’s only performance obligation is to deliver the materials when ordered by the distributor. During the year ended December 31, 2025, no revenues were recognized from this revenue stream as there were no extended FaaS service transactions (2024: nil).

Sales of customized hydroponic planting container equipment, generally comprises a single performance obligation: the delivery of customized hydroponic planting container equipment. The Company’s responsibility is to deliver the equipment to the locations designated by the customers. After the equipment is delivered, the Company’s performance obligation is considered fulfilled. Revenue for this performance obligation is recognized at the point in time when the control of the equipment is transferred to the user.

The transaction price for the performance obligation is clearly stated in the relevant agreement or service contract.

The sale agreements include specific product warranty terms, under which the Company provides a one-year replacement warranty for the hydroponic planting container equipment. For any defects and quality issues related to the hydroponic planting container equipment within the one-year period, we will replace the defective unit instead of repairing it. This one-year replacement is not a warranty separately purchased by the customers nor does it provides a service in addition to the assurance of the functionality of original products. The replacement warranty is therefore accounted for as a warranty based on ASC 460. The estimated warranty liability was immaterial as of December 31, 2025.

Construction services of vertical farm projects, generally contain two performance obligations: (i) construction services of the vertical farm projects; and (ii) the provision of FaaS services over a six-month period for individual customers and corporate customers. For the performance obligation related to the construction services, revenue is recognized over time using the cost-to-cost input method, based on costs incurred relative to total estimated costs. For the performance obligation related to FaaS services, revenue is recognized ratably over the service period.

The transaction price for each performance obligation is clearly stated in the relevant agreement or service contract. The pricing for the construction of the vertical farm projects varies based on the specific conditions and environment of the customer’s facility. The pricing for FaaS services is generally based on the standalone selling prices quoted for different tiers of service. As each performance obligation has its own clearly defined standalone selling price, no allocation of the total consideration is required. As of December 31, 2025, all performance obligations related to the construction of vertical farm projects have been completed, and the FaaS service obligations are expected to be satisfied within either 6 months or 12 months after the completion of the vertical farm projects.

Smart farming consulting services income, generally comprises a single performance obligation: the completion of a functional and customized smart agriculture project site. Each project includes various services, such as surveying, site clearing services, agricultural consulting and planning and design services. However, those services are one integrated performance obligation as those services are related to the vertical farm project, which provided at a package. Accordingly, these services are accounted for as one performance obligation. Revenue related to this performance obligation is recognized over time using the cost-to-cost input method, based on costs incurred relative to total estimated costs.

The transaction price for the performance obligation is clearly stated in the relevant agreement or service contract.

FaaS services, represents the provision of smart farming services over a six-month period for individual customers and corporate customers. For the performance obligation related to smart farming services, revenue is recognized ratably over the service period.

The transaction price for the performance obligation is clearly stated in the relevant agreement or service contract. The pricing for farming services is generally based on the standalone selling prices quoted for different tiers of service.

Sales of ginseng products, which ceased in 2023, contained one performance obligation consisting of the delivery of ginseng products to customers. Revenue was recognized at the point in time when control of the ginseng products were transferred to the customer. The Company discontinued its ginseng business in 2023 to concentrate on its smart farming business.

Ginseng product consulting services was a one-time project related to the Company’s provision of consulting services to a customer to assist the customer to identify, develop, package, and brand ginseng products. The services contained three stages or three performance obligations. Revenue for these consulting services was recognized over time when the customer verified and acknowledged that the services and objectives for each of the stages under the consulting service agreement were rendered and achieved by the Company. During the year ended December 31, 2023, the Company recognized revenue of US$0.22 million in relation to the consulting services. As of December 31, 2023, the entire project was completed by the Company and the customer acknowledged completion. The Company discontinued its ginseng business in 2023 to concentrate on its smart farming business. Since the disposition of the ginseng business does not represent a strategic shift to the Company, operations from the ginseng business are not as presented as discontinued operations on the consolidated financial statements.

A summary of the Company’s revenue disaggregated by major service lines are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
	US$	US$	US$
Smart farming
Recognized at point in time;	2,066,128	2,736,728	1,692,697
Recognized over time;
– Construction services	756,904	497,884	136,047
– Consulting services	400,630	—	—
– FaaS Services	189,400	55,250	9,207
Ginseng sales - recognized point in time	—	—	40,596
Ginseng product consulting services – recognized over time	—	—	222,272
Total	3,413,062	3,289,862	2,100,819

Leases

Leases

Leases are accounted for in accordance with ASC 842, Leases. Contracts are evaluated to determine whether the arrangement contains a lease at inception. Leases are classified as either finance leases or operating leases based on criteria in ASC 842, Leases. The Company’s operating leases primarily consist of real estate leases for its offices and for its laboratory and warehouse. The Company does not have any finance leases.

Operating leases are recognized as ROU assets in non-current assets and lease liabilities in current and non-current liabilities in the consolidated balance sheets if the initial lease term is greater than 12 months. For leases with an initial term of 12 months or less, the Company recognizes those lease payments on a straight-line basis over the lease term.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, management uses the incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. Management uses the implicit rate when readily determinable. Lease expenses for lease payments are recognized on a straight-line basis over the lease term and are included in general and administrative expenses and research and development expenses.

Annually, the Company performs an impairment analysis on ROU assets, and as of December 31, 2025, there was no impairment to ROU assets.

Taxation

Taxation

Current income taxes are provided on the basis of net profit for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and income tax credits. Deferred income tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred income tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred income tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of operations in the period of the enactment of the change.

The Company considers positive and negative evidence when determining whether a portion or all of its deferred income tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency, and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred income tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred income tax assets, the Company has considered possible sources of taxable income, including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

The Company recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Company initially and subsequently measures the tax benefit as the largest amount that the Company judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Company’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Company’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Company classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense. The Company did not have any unrecognized tax benefits as of December 31, 2025 and 2024.

Earnings (loss) per share

Earnings (loss) per share

Basic earnings (loss) per share of common stock is computed by dividing net income allocable to common stockholders by the weighted average number of common shares outstanding. Diluted earnings (loss) per share is computed in accordance with the treasury stock method and based on the weighted average number of ordinary shares and dilutive ordinary share equivalents.
Segment Reporting

Segment Reporting

The Company follows ASC 280, “Segment Reporting”, which requires disclosures based on how management organizes the Company to make operating decisions and assess performance. The Company has determined that it operates as a single reportable segment.

The Chief Executive Officer functions as the Company’s Chief Operating Decision Maker (“CODM”) and is responsible for key operating decisions, resource allocation, and performance assessment. In executing these responsibilities, the CODM regularly reviews consolidated financial information, including total revenue, gross profit, key operational metrics, and cash flow, on a Company-wide basis. The CODM does not review or receive discrete financial information by business function, product category, or geographic region. Consequently, decisions about resource allocation and performance evaluation are made based solely on consolidated results.

Accordingly, management has concluded that the Company has one operating segment: the sale of smart farming systems, which consists of one reporting unit based on the financial information available and which operating results are regularly reviewed by the CODM. This segment encompasses a comprehensive range of offerings, including the sale of smart farming hardware units, construction services for smart farming systems and specialized consulting services. All the Company’s business activities for the year ended December 31, 2025 were conducted in Canada and Hong Kong (2024: in Canada). Segment profit and loss is determined on a basis that is consistent with how our Company reports operating profit and loss in its consolidated statements of operations. Because we operate only one segment, there are no intersegment transactions.

Fair value measurement

Fair value measurement

ASC 820, “Fair Value Measurement and Disclosure” clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:	Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3:	Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments include cash, accounts receivable, loan receivable, deposits, accounts payable and accrued liabilities, accrued payroll liabilities, due to related parties, lease liabilities, promissory note, bank loan and other payables (excluding Goods and Services Tax and Provincial Sales Tax receivable). The carrying amounts of cash, accounts receivable, loan receivable, other receivables, deposits, accounts payable and accrued liabilities, accrued payroll liabilities, due to related parties, short-term lease liabilities, promissory note and other payables approximate their fair values due to the short-term nature of these instruments. The carrying value of the Company’s long-term lease liabilities and long-term bank loan would not differ significantly from fair value (based on Level 2 inputs) if recalculated based on current interest rates.

The Company noted no transfers between levels during any of the periods presented. The Company did not have any instruments that were measured at fair value on a recurring or non-recurring basis as of December 31, 2025 and 2024.

Costs of sales

Costs of sales

Costs of sales primarily consist of expenses related to the smart farming systems, the purchase of ginseng, construction costs, smart farming supplies, amortization and depreciation, write-down of inventory, freight expenses, and salary and benefits for employees involved in construction and providing FaaS services related to the smart farming systems.

Selling expenses

Selling expenses

Selling expenses consist primarily of costs incurred to promote and sell the Company’s products and services. These expenses include advertising and marketing costs, and other costs directly related to selling activities.

General and administrative expenses

General and administrative expenses

General and administrative expenses primarily consist of amortization and depreciation, asset impairment charges, office expenses, professional fees, lease expenses, repairs and maintenance, salary and benefits, provision for current expected credit losses, sundry costs, telephone, business fees and licenses, utilities and other expenses.

Other income (expenses)	Other income (expenses) Other income (expenses) primarily consists of exchange gain (loss), bank loan interest expenses and other miscellaneous income (expenses).
Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

Effective January 1, 2025, the Company adopted ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, on a prospective basis. Accordingly, the income tax disclosures for the year ended December 31, 2025 reflect the new disclosure requirements. Comparative disclosures for the year ended December 31, 2024 have not been recast and continue to be presented in accordance with the disclosure requirements in effect prior to adoption.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative, to amend certain disclosure and presentation requirements for a variety of topics within the ASC. These amendments align the requirements in the ASC to the removal of certain disclosure requirements set out in Regulation S-X and Regulation S-K, announced by the SEC. The effective date for each amended topic in the ASC is either the date on which the SEC’s removal of the related disclosure requirement from Regulation S-X or Regulation S-K becomes effective, or on June 30, 2027, if the SEC has not removed the requirements by that date. Early adoption is prohibited. The adoption of this amendment is not expected to have a material impact on our Company’s financial position, results of operations, cash flows or financial statement disclosures.

In March 2024, the FASB issued ASU 2024-02, Codification Improvements — Amendments to Remove References to the Concepts Statements, which removes various references to concepts statements from the FASB Accounting Standards Codification. The amendments in this update are effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The adoption of this amendment is not expected to have a material impact on our Company’s financial position, results of operations, cash flows or financial statement disclosures.

In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses.” ASU 2024-03 enhances expense disclosures on both an annual and interim basis by requiring public entities to disclose additional information about specific expense categories in the notes to the consolidated financial statements. This ASU requires disclosure in tabular format of purchases of inventory, employee compensation, depreciation, intangible asset amortization and depletion, as applicable, for each income statement line item that contains those expenses. Specific expenses, gains and losses that are already disclosed under existing US GAAP are also required to be included in the disaggregated income statement expense line-item disclosures, and any remaining amounts will need to be described quantitatively. Additionally, ASU 2024-03 requires disclosure of the total amount of selling expenses and the entity’s definition of selling expenses. ASU 2024-03 is effective for the first annual disclosure period beginning after December 15, 2026 and for the interim periods subsequent to that, with early adoption permitted. The amendment should be applied prospectively; however, retrospective application is permitted. We are currently evaluating the new disclosure requirements of ASU 2024-04 and do not expect the adoption of this guidance to have a material impact on our consolidated financial statements or disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which introduces a practical expedient to simplify the application of the current expected credit loss (CECL) model for current accounts receivable and contract assets arising from ASC 606 revenue transactions. Such practical expedient permits entities to assume that current economic conditions as of the balance sheet date will remain unchanged for the remaining life of these short-term assets, eliminating the need to develop and document forward-looking macroeconomic forecasts. For healthcare entities with significant patient accounts receivable, third-party payor contract assets, or government reimbursement receivables, this simplification reduces compliance costs and complexity while continuing to require consideration of historical loss experience and current conditions such as customer-specific financial distress or changes in credit policies. The guidance is effective for annual periods beginning after December 15, 2025, applied prospectively, and early adoption is permitted. The Company plans to adopt this practical expedient and will update its credit loss estimation policies and related disclosures accordingly

Management does not believe that any recently issued, but not yet effective, accounting standards, if adopted, would have a material effect on the Company’s consolidated financial statements.